DEFERRED GOVERNMENT GRANT (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Deferred government grant
Beginning balance	¥ 14,350,000		¥ 14,350,000		$ 2,081
Recognized as income during the year	0		0	¥ (302,000)
Total balance of deferred government grant	14,350,000	$ 2,081	14,350,000
Balance of non-current deferred government grant	¥ 14,350,000		¥ 14,350,000		$ 2,081